Rational/NuWave Enhanced Market Opportunity Fund

a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Rational/NuWave Enhanced Market Opportunity Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on June 11, 2019, (SEC Accession No. 0001580642-19-002841).